Financial instruments and risk management - Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Details)
£ in Millions
	Jun. 30, 2023 GBP (£) $ / bushel USD_per_Metric_Tonnes	Jun. 30, 2022 GBP (£) poundSterlingPerTherm USD_per_Metric_Tonnes
Net investment hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 637	£ 11
Net investment hedges | Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.27
Net investment hedges | Foreign exchange risk | Turkish lira
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		22.27
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 873	£ 1,694
Cash flow hedges | Foreign currency debt risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.60	1.22
Cash flow hedges | Foreign currency debt risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.88	1.88
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 1,734	£ 1,874
Cash flow hedges | Foreign currency exchange risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.05	1.22
Cash flow hedges | Foreign currency exchange risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.33	1.42
Cash flow hedges | Foreign currency exchange risk | Mexican peso | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	14.76
Cash flow hedges | Foreign currency exchange risk | Mexican peso | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	18.38
Cash flow hedges | Foreign currency exchange risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.13
Cash flow hedges | Foreign currency exchange risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		1.17
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 217	£ 234
Cash flow hedges | Commodity price risk | Minimum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | poundSterlingPerTherm		1.67
Cash flow hedges | Commodity price risk | Minimum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	2,248	2,009
Cash flow hedges | Commodity price risk | Minimum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	183.75
Cash flow hedges | Commodity price risk | Maximum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | poundSterlingPerTherm		3.57
Cash flow hedges | Commodity price risk | Maximum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	3,399	3,399
Cash flow hedges | Commodity price risk | Maximum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	240.00
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 3,999	£ 4,444
Fair value hedges | Interest rate risk | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	(0.0001)	(0.0001)
Fair value hedges | Interest rate risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0309	0.0309